Current assets and liabilities - Trade accounts receivable impairment (Details) - Trade accounts receivables - Accumulated impairment - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation
Financial assets at beginning of period	€ 6,452	€ 3,223
Change in provision for ECL	194	(580)
Additions/Reductions	7,969	5,219
Recoveries collected	(3,474)	(1,428)
Deductions from allowance		18
Financial assets at end of period	11,141	6,452
Financial instruments credit-impaired
Reconciliation
Financial assets at beginning of period	6,121	2,312
Additions/Reductions	7,969	5,219
Recoveries collected	(3,474)	(1,428)
Deductions from allowance		18
Financial assets at end of period	10,616	6,121
Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation
Financial assets at beginning of period	331	911
Change in provision for ECL	194	(580)
Financial assets at end of period	€ 526	€ 331